UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Limited Term Tax-Exempt Bond Fund of America

[photo of a woman sitting in an auditorium - her hand raised - a group of other people sitting in front of her]

Special feature

Q & A with the fund’s portfolio counselors

▶ See page 4

Annual report for the year ended July 31, 2010

Limited Term Tax-Exempt Bond Fund of AmericaSM seeks current income exempt from regular federal income taxes, consistent with preservation of capital, by investing primarily in investment-grade municipal bonds. The fund’s portfolio maintains a dollar-weighted average maturity between three and 10 years.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge*	5.46%	3.08%	4.17%

*The maximum initial sales charge was 3.75% prior to November 1, 2006.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 20 for details.

The fund’s 30-day yield for Class A shares as of August 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 1.91%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 2.94%.) The fund’s distribution rate for Class A shares as of that date was 2.89%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 26.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch, as an indication of an issuer’s creditworthiness. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

The municipal bond market posted solid gains for the past fiscal year, marked by strong demand for intermediate maturity debt.

For the 12 months ended July 31, 2010, Limited Term Tax-Exempt Bond Fund of America recorded a total return of 7.7%. A portion of this return comes from dividends paid by the fund. For the 2010 fiscal year, the fund paid monthly dividends totaling nearly 48 cents a share. This amounts to an income return of about 3.2% for the fund’s shareholders. The larger portion of the total return came from an increase in the fund’s net asset value, which rose from $15.11 to $15.78.

The fund’s results compared favorably to both of its benchmarks. The unmanaged Barclays Capital Municipal Short-Intermediate 1–10 Years Index (a proxy for the segment of the municipal market in which the fund primarily invests) returned 5.7%. Additionally, the fund’s peer group measure, the Lipper Intermediate Municipal Debt Funds Average, posted a 7.6% return. Results for longer time periods are shown in the table below.

Municipal market overview

The fund’s fiscal year began August 1, 2009, on the threshold of a breakout rally in the municipal market. Bond prices soared through September as the broader market climbed more than 5% in two months. Strong investor demand fed the momentum, and confidence was buoyed by increasing evidence of a recovery in the economy.

By October, however, the rally paused, and a modest correction ensued through mid-November. The market then resumed its upward climb, but at a more gradual, steady pace. Though there were additional, small corrections later in the fiscal year, the cumulative effect was a year of strengthening bond prices, declining rates and a marked return to relative normalcy in the municipal market — a welcome contrast to the volatility that the bond markets experienced during late 2008 and early 2009.

[Begin Sidebar]
Results at a glance
For periods ended July 31, 2010, with dividends reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since 10/6/93)
Limited Term Tax-Exempt Bond
Fund of America (Class A shares)	7.71%	3.99%	4.46%	4.58%

Lipper Intermediate Municipal
Debt Funds Average*	7.56	4.02	4.56	4.61

Barclays Capital Municipal Short-
Intermediate 1–10 Years Index†	5.74	4.86	4.93	4.89

*Source: Lipper. Lipper averages are based on total return and do not reflect the effect of sales charges.
† The index is unmanaged and primarily holds bonds with high investment-grade ratings; its results do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

[photo of a woman sitting in an auditorium - her hand raised - a group of other people sitting in front of her]
[Begin Sidebar]
In this report

Special feature

4	Q & A with the fund’s portfolio counselors

Given the market’s transformation and scope of issues still facing the American economy, we thought our shareholders might appreciate hearing directly from the fund’s portfolio counselors, Brenda Ellerin and Neil Langberg, as they discuss recent developments and outlooks for Limited Term Tax-Exempt Bond Fund of America.

Contents

1	Letter to shareholders

3	The value of a long-term perspective

8	Summary investment portfolio

13	Financial statements

27	Board of trustees and other officers
[End Sidebar]

While nearly every segment of the municipal market posted gains for the fiscal year, lower rated bonds generally produced better returns than highly rated bonds. Of the two principal municipal categories, revenue bonds (which are a major focus of this fund) bested returns on general obligation bonds. Among the various revenue sectors, hospitals, housing-related, transportation and, especially, corporate-related debt produced the largest gains, according to Barclays Capital. Overall, longer maturity bonds reaped higher returns than did shorter maturity debt.

Inside the portfolio

With the steady decline in bond market rates over the past year, the portfolio counselors of Limited Term Tax-Exempt Bond Fund of America concentrated on finding issues of incrementally higher yield for the portfolio. They focused mainly on revenue bonds, rather than general obligation debt. Within the revenue category, portfolio additions included hospital debt, airport financings and electric utility issues.

Rather than reach for yield among longer maturity bonds, the portfolio counselors focused on lower rated bonds within the investment-grade category (bonds rated BBB and above), which is consistent with the fund’s investment policies. Consequently, the fund increased holdings of A-rated debt, which is the second lowest rung of investment-grade ratings. At the same time, exposure to the highest rated bonds (AAA) declined slightly.

Changes to the portfolio were aided by strong fund flows. Overall, net assets of the fund grew about 26%, while the number of shareholder accounts climbed about 29%. Many of these investors came to the fund seeking an alternative to the extremely low yields on short-term bonds, while also seeking to avoid the higher levels of volatility typically associated with long-term debt.

Looking ahead

The outlook for the economy is “unusually uncertain,” in the words of Federal Reserve chairman Ben Bernanke. Glimmers of growth evident earlier in the year have dulled recently on disappointing economic news. Though we do not presently anticipate another major downturn, we do think sluggish growth could be the trend for the near term. In this environment, we believe that interest rates are likely to remain low and intermediate-term bonds are likely to see continued good demand from investors.

Municipal investors also face some uncertainty with respect to the future of income tax rates. If tax rates do rise, as some expect, that could make tax-exempt bonds even more desirable.

To learn more about current market conditions and our near-term outlook for municipal bonds, we invite you to read our feature article, “Q & A with the fund’s portfolio counselors,” which begins on page 4. The article offers the perspectives of the fund’s counselors on a range of topics pertinent to the fund.

We look forward to reporting to you on the fund’s progress again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Brenda S. Ellerin

Brenda S. Ellerin
President

September 14, 2010

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,* then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.96% tax-exempt distribution rate† as of July 31, 2010.

If your taxable income is...		…then your federal	The fund’s tax-exempt distribution rate of 2.96% is equilavent to a
Single	Joint	tax rate is…	taxable rate of…

$0 – 8,375	$0 – 16,750	10.0%	3.29%
8,376 – 34,000	16,751 – 68,000	15.0	3.48
34,001 – 82,400	68,001 – 137,300	25.0	3.95
82,401 – 171,850	137,301 – 209,250	28.0	4.11
171,851 – 373,650	209,251 – 373,650	33.0	4.42
Over 373,650	Over 373,650	35.0	4.55

*Based on 2010 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

† The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2010.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown

There always have been reasons not to invest. If you look beyond the negative headlines, however, you will find that, despite occasional stumbles, financial markets have tended to reward investors over the long term. As the chart below shows, over its relatively short lifetime, Limited Term Tax-Exempt Bond Fund of America has provided its shareholders with steady gains.

The chart shows the periods since the fund’s inception on October 6, 1993, to July 31, 2010, with dividends reinvested.

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.2

[begin mountain chart]
Date	The fund at maximum sales charge1	The fund at net asset value (without sales charge)	Barclays Capital Municipal Short-Intermediate 1–10 Years Index3	Lipper Intermediate Municipal Debt Funds Average4

10/6/1993	$9,750	$10,000	$10,000	$10,000
10/31/1993	$9,914	$10,171	$10,023	$10,020
1/31/1994	$10,207	$10,472	$10,222	$10,231
4/30/1994	$9,795	$10,049	$9,868	$9,787
7/31/1994	$9,953	$10,211	$10,031	$9,974
10/31/1994	$9,839	$10,094	$9,921	$9,795
1/31/1995	$9,957	$10,215	$10,086	$10,016
4/30/1995	$10,283	$10,549	$10,411	$10,339
7/31/1995	$10,596	$10,870	$10,776	$10,627
10/31/1995	$10,850	$11,131	$11,008	$10,906
1/31/1996	$11,084	$11,371	$11,271	$11,191
4/30/1996	$11,018	$11,303	$11,154	$11,019
7/31/1996	$11,167	$11,456	$11,307	$11,201
10/31/1996	$11,395	$11,691	$11,514	$11,425
1/31/1997	$11,523	$11,821	$11,697	$11,583
4/30/1997	$11,588	$11,888	$11,720	$11,630
7/31/1997	$12,055	$12,367	$12,167	$12,140
10/31/1997	$12,159	$12,474	$12,279	$12,231
1/31/1998	$12,420	$12,741	$12,550	$12,551
4/30/1998	$12,414	$12,735	$12,531	$12,512
7/31/1998	$12,652	$12,979	$12,765	$12,756
10/31/1998	$12,949	$13,284	$13,094	$13,072
1/31/1999	$13,123	$13,463	$13,309	$13,295
4/30/1999	$13,108	$13,448	$13,322	$13,260
7/31/1999	$12,979	$13,315	$13,216	$13,043
10/31/1999	$12,903	$13,237	$13,231	$12,843
1/31/2000	$12,880	$13,214	$13,273	$12,818
4/30/2000	$13,041	$13,379	$13,432	$13,079
7/31/2000	$13,379	$13,726	$13,793	$13,458
10/31/2000	$13,609	$13,962	$14,015	$13,692
1/31/2001	$14,058	$14,422	$14,512	$14,200
4/30/2001	$14,176	$14,543	$14,576	$14,217
7/31/2001	$14,582	$14,959	$14,941	$14,634
10/31/2001	$14,871	$15,256	$15,293	$14,972
1/31/2002	$14,791	$15,174	$15,340	$14,925
4/30/2002	$14,974	$15,361	$15,517	$15,109
7/31/2002	$15,357	$15,754	$15,921	$15,536
10/31/2002	$15,493	$15,895	$16,127	$15,716
1/31/2003	$15,718	$16,125	$16,368	$15,906
4/30/2003	$16,004	$16,418	$16,612	$16,239
7/31/2003	$15,772	$16,180	$16,460	$15,982
10/31/2003	$16,238	$16,659	$16,865	$16,436
1/31/2004	$16,538	$16,966	$17,117	$16,752
4/30/2004	$16,342	$16,765	$16,928	$16,532
7/31/2004	$16,466	$16,892	$17,089	$16,728
10/31/2004	$16,860	$17,296	$17,483	$17,166
1/31/2005	$16,921	$17,359	$17,532	$17,280
4/30/2005	$16,942	$17,381	$17,556	$17,296
7/31/2005	$17,027	$17,468	$17,608	$17,392
10/31/2005	$17,025	$17,465	$17,599	$17,352
1/31/2006	$17,195	$17,640	$17,791	$17,587
4/30/2006	$17,199	$17,645	$17,776	$17,563
7/31/2006	$17,367	$17,817	$17,961	$17,752
10/31/2006	$17,726	$18,185	$18,330	$18,164
1/31/2007	$17,738	$18,198	$18,349	$18,182
4/30/2007	$17,953	$18,418	$18,585	$18,399
7/31/2007	$17,945	$18,410	$18,657	$18,368
10/31/2007	$18,202	$18,673	$19,014	$18,617
1/31/2008	$18,675	$19,159	$19,705	$19,066
4/30/2008	$18,474	$18,952	$19,613	$18,884
7/31/2008	$18,466	$18,944	$19,745	$18,878
10/31/2008	$17,852	$18,314	$19,574	$18,228
1/31/2009	$18,791	$19,278	$20,757	$19,150
4/30/2009	$18,882	$19,371	$20,832	$19,401
7/31/2009	$19,228	$19,726	$21,113	$19,761
10/31/2009	$19,585	$20,092	$21,280	$20,226
1/31/2010	$19,970	$20,487	$21,652	$20,596
4/30/2010	$20,216	$20,739	$21,854	$20,880
7/31/2010	$20,710	$21,246	$22,326	$21,329
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The maximum initial sales charge was 4.75% prior to January 10, 2000, and 3.75% from that date until October 31, 2006.
3The index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

4Calculated by Lipper. Results of the Lipper Intermediate Municipal Debt Funds Average reflect fund expenses but do not reflect any applicable front-end sales charges. If any applicable front-end sales charges were included, results of the average would be lower.

5For the period October 6, 1993, to July 31, 1994.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended July 31, 2010)*

	1 year	5 years	10 years
Class A shares	5.00%	3.47%	4.20%

*Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 20 for details.

[photo of Neil Langberg]
[photo of Brenda Ellerin]
[close-up photo of a microphone]

Q & A with fund’s portfolio counselors

The recent fiscal year was one of relative tranquility in the municipal bond market. It stands in sharp contrast to the periods of turmoil and volatility we experienced in fiscal year 2009. Given the market’s transformation and scope of issues still facing the American economy, we thought our shareholders might appreciate hearing directly from the fund’s portfolio counselors, Brenda Ellerin and Neil Langberg, as they discuss recent developments and outlooks for Limited Term Tax-Exempt Bond Fund of America.

What has contributed to the steady strength of the recovery in the municipal market over the past year?

▶ Brenda: I think the steepness of the municipal yield curve is really important. That’s the difference in yields between the shortest maturity bonds and the longest maturities. A lot of investors in money market funds have been moving out on the curve — buying longer maturity bonds — to take advantage of the higher yields. At the beginning of the year, investors were worried that the Federal Reserve was going to start raising rates. But all of that has been put on hold because the economic recovery has been very mild. So, investors are more comfortable owning bonds, in general, and they have been moving out of short-term investments into intermediate maturity bonds, which is exactly where the fund focuses on investing. We’ve also seen some spread tightening — a narrowing of yields between lower quality and higher quality bonds. Even in this fund, which is an investment-grade bond fund, we’ve seen yields on double-A, single-A and triple-B rated bonds narrow to the triple-A curve.

▶ Neil: The municipal market was so out of whack as a result of the financial crisis in 2008 that we had a long way to go to get back to more normal valuations. In the last part of 2009 and the first part of this year, the market has gotten to be a bit more normal, at least relative to taxable bonds and the rest of the world. The flows out of money market funds and into bond funds are the biggest thing driving the shorter half of the municipal curve. Investors are doing just what the Fed wants them to do, in a sense. If you’re getting paid zero, or a fraction of a percent, in money market funds, then you should move into longer maturities. I would also add that the municipal market is a lot less volatile than it was. So folks are feeling more confident about buying and owning municipals. Also, with the bond insurers largely gone from the market, we think a lot of value has become available to our investors.

So investors are primarily moving into the intermediate part of the curve rather than into long maturity bonds?

▶ Neil: The short answer is yes. Investors are taking baby steps out of money market funds, but they don’t want to invest too far out on the curve because they’re still worried that should rates make a big move, they’re going to go higher rather than lower. This has had a big impact on shorter maturity municipals, especially relative to the Treasury yield curve.

▶ Brenda: You can see this with new issues. The short-term and intermediate portions of new debt get placed more quickly and are heavily oversubscribed. Longer maturity bonds are doing okay, but the demand doesn’t seem as strong there.

Given that rates are so low, what is your outlook for the coming year? What are some of the assumptions you’re using?

▶ Brenda: At the beginning of the year, I thought the Fed might raise rates in about six months or so. More recently, with the economy showing some weakness, I don’t think the Fed will do anything, and rates probably won’t go up meaningfully. That means that I’m putting more of the fund’s cash to work now and investing throughout the short and intermediate parts of the curve. I want to be more fully invested in the market, and I’m trying to buy a little more yield. Specifically, I’m looking at A-rated and some BBB-rated bonds that provide slightly higher yields for the fund.

▶ Neil: There had been a lot of angst that the economy was picking up momentum. Now it seems to be slowing a bit. Nonetheless, it would be difficult for rates to go much lower than they are now. So my outlook for rates is flat to a little higher over the foreseeable future. Also, inflation is very low right now and some people are even concerned about deflation coming into the picture. As a result, real rates of return (current rates minus inflation) are still pretty good. Let’s also not forget that the Bush tax cuts are set to expire at the end of this year, so we could see higher tax rates for some investors. Like Brenda, I’ve been looking for bonds with a bit more yield. They tend to hold more of their value in environments where rates are going up. But I’m still focused on good credit stories. With the demise of the bond insurers, there’s a lot more value in today’s market for those who do the necessary research.

How has the demise of bond insurers opened up more opportunities for the fund?

▶ Neil: Before the financial crisis, about 50% of municipal bonds were backed by highly rated bond insurers. Many of these insurers ran into trouble because of the guarantees they also made on taxable mortgage bonds tied to subprime mortgages. Consequently, only about 10% of new municipal debt is insured today. This means that investors can no longer rely on insurance backing for the bonds they buy. Instead, they have to take a much closer look at the credit quality of each issue and issuer. And that’s exactly what we do. Without insurance, there are many more issues for us to examine, and many are offering better relative spreads than they would have if they had been insured. In that sense, the municipal market has gotten a lot more complicated. There are few generic bonds to buy. Every issue has to be analyzed. Every issue is different. Then, even if you do understand the underlying credit, what do you pay for it? That’s our job, what we do 24/7.

[photo of the back of a man]
We hear much about the weak financial conditions of state and local governments. What effect has that had on the market and how has it influenced your investment decisions?

▶ Brenda: I think that fiscal weakness will continue until the economy picks up, because revenue growth is just not that strong right now. So, I’m negative on most general obligation bonds that are directly tied to the fiscal health of state and municipal governments. Consequently, I’m underweighted in this segment of the market when compared to the index. Actually, we were underweight general obligation debt going into the financial crisis because, in most cases, we didn’t feel we were getting paid enough to own those bonds. Since then, spreads on issuers like California and Illinois have widened and offer more attractive yields. We do own a little bit in the general obligation segment, but it has not been a big focus of ours. I find more attractive alternatives among revenue bonds where the credit quality is tied to the prospects of a local project or enterprise.

▶ Neil: I have a slightly different slant on this. Let me begin by saying that the death of the muni market has been greatly exaggerated. Dire headlines in the media have been mainly centered on general obligation bonds, which are only about 25% or 30% of the market. The rest is what Brenda referred to as revenue bonds. As Brenda said, we’ve never really been big buyers of state and local direct debt. Our total exposure has been around 8% to 10% of the portfolio. Also, the financial difficulties that states face are a deficit problem, not a debt crisis like we saw with Greece. The debt service for a state like California, for example, is actually a relatively small percentage of its total revenue budget. Additionally, California bondholders have a priority claim on those revenues for servicing the debt. The same is true for many other states. That should make those investors feel a little more comfortable. The important thing for our shareholders to know is that we mainly focus on enterprise and revenue bonds, such as water and sewer issues, airports, hospitals, municipal utilities, toll roads — very specific types of bonds that fund local projects and improvements. That is the largest part of the municipal market. That is where research is most required. That is what we do best.

We’ve seen growing issuance of Build America Bonds (BABs) in the municipal market. What effect has that had on the tax-exempt market and on the fund?

▶ Brenda: Overall, BABs issuance has probably meant fewer new issues in the traditional tax-exempt market. However, most of the BABs issuance has been in long-maturity bonds, so it hasn’t really taken supply out of the intermediate part of the curve where we tend to invest. I would say it hasn’t had much effect on the fund.

▶ Neil: I would add that most BAB issuance has been for general obligation bonds and general funding purposes. Many of the issuers and market segments we focus on — like not-for-profit hospitals or corporate-backed municipals — aren’t eligible for the federal support of Build America Bonds. Also, BABs are taxable debt, so they aren’t appropriate investments for this fund.

We’ve seen a large migration into bond investments in 2009 and 2010. Should investors be moving into bond funds rather than individual municipal bonds?

[photo of Brenda Ellerin]
[photo of Neil Langberg]

▶ Brenda: I’ll give the same answer that I’ve been giving people for the last 20 years: Diversification is really important. Over the last couple of years it has become even more important since the insurance companies have gone from the market. With the economy still weak, there are more potentially negative credit events coming up. If you owned just a few bonds, you might be exposing yourself to greater credit risks. On the other hand, Limited Term Tax-Exempt Bond Fund of America is really quite diversified. If one or two bonds should run into problems, that won’t have a significant impact on the fund. Also, we have a team of experienced investment professionals conducting research on all our holdings, so hopefully we can avoid the bonds that get into trouble. I’m not sure that most individuals have that capacity.

▶ Neil: Apart from the market environment and diversification, the economies of scale we offer are just so compelling. We offer low expenses, low transaction costs and better liquidity than you might find on individual bonds. You can sell fund shares any day you need cash at a net asset value that is posted in the newspapers everyday. You won’t find listings of individual municipals in the newspapers everyday. You’d have to go to several different dealers to find the best bid. But we’re in the market everyday as professionals. We know what bonds are worth.

▶ Brenda: The municipal market is incredibly fragmented and much of it is not very liquid. So the fund really provides investors with another option. Shareholders know what they are buying, and they can get in and out of the investment readily.

▶ Neil: Bond funds also make sense if you think interest rates are going to rise. This goes back to Brenda’s point on diversification. In a bond fund, we diversify by credit quality, by coupon, by market sectors, by maturity and by the amount of cash we hold. This gives us a great deal of flexibility to respond to changes in interest rate cycles. Most individuals would be hard pressed to achieve that kind of diversification with individual bond holdings. Again, the economies of scale that we offer should benefit our shareholders over longer periods of time. I think the fund’s history of results shows that. ■

[Begin Chart]
Municipal market yields

This chart compares the benchmark yields for municipal bonds at the start and end of the recent fiscal year.

[begin line chart]
	7/31/2009	7/30/2010
1 Yr	0.48	0.25
2 Yr	0.77	0.38
3 Yr	1.06	0.63
4 Yr	1.44	0.95
5 Yr	1.84	1.33
7 Yr	2.45	2.01
10 Yr	3.32	2.76
15 Yr	4.04	3.75
20 Yr	4.4	4.08
25 Yr	4.8	4.33
30 Yr	4.84	4.37
[end line chart]
Source: Bloomberg
[End Chart]

Summary investment portfolio, July 31, 2010

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*

Aaa/AAA	17.3%
Aa/AA	35.0
A/A	29.3
Baa/BBB	8.3
Ba/BB	0.5
Unrated	2.3
Short-term securities & other assets less liabilities	7.3

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 92.73%	(000)	(000)	assets

Arizona - 2.46%
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2009-C, 5.00% 2038 (put 2014)	8,500	9,339	.35
Other securities		56,178	2.11
		65,517	2.46

California - 9.99%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 6.125% 2020	8,150	8,299	.31
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	12,707	.48
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,318	.31
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,912	.37
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, National insured, 5.35% 2016	13,000	13,473	.51
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 5.00% 2038 (put 2013)	7,000	7,410
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 4.70% 2025 (put 2012)	4,250	4,389	.44
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,855	.37
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,474	.32
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2017	9,500	11,082	.42
Other securities		172,428	6.46
		266,347	9.99

Colorado - 2.11%
Other securities		56,350	2.11

District of Columbia - 1.71%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,206	.35
Other securities		36,250	1.36
		45,456	1.71

Florida - 9.88%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	3,000	3,076
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	10,766
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	7,000	7,420
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	4,250	4,497
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	2,000	2,089
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	2,000	2,098	1.12
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	9,500	10,302	.39
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,015	.30
Other securities		214,971	8.07
		263,234	9.88

Georgia - 3.07%
DeKalb County Hospital Auth., Rev. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	8,991	.34
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	16,000	19,025	.71
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,075	.45
Other securities		41,848	1.57
		81,939	3.07

Illinois - 7.01%
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,200	.35
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,385	.31
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,523	.32
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 5.50% 2015	9,825	11,499	.43
Other securities		149,338	5.60
		186,945	7.01

Indiana - 3.00%
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	21,820	.82
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	7,709	.29
Other securities		50,534	1.89
		80,063	3.00

Louisiana - 1.13%
Other securities		30,238	1.13

Massachusetts - 1.32%
Other securities		35,174	1.32

Michigan - 3.64%
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,523	.28
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.20% 2027 (put 2013)	2,500	2,500
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2004, 1.00% 2013 (put 2010)	2,500	2,500	.19
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	7,849	.29
Other securities		76,720	2.88
		97,092	3.64

Missouri - 1.08%
Other securities		28,837	1.08

Nevada - 2.15%
Other securities		57,278	2.15

New Jersey - 3.10%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	9,655	8,874	.33
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,935	.34
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.50% 2021	4,070	4,823
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,944
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,871
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,877
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC-National insured, 5.25% 2013	4,410	5,030	.81
Other securities		43,270	1.62
		82,624	3.10

New York - 6.65%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,633	.36
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2016	7,025	7,615	.29
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2017	10,000	11,537	.43
Other securities		148,321	5.57
		177,106	6.65

North Carolina - 1.40%
Other securities		37,338	1.40

Ohio - 3.27%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2014	7,500	8,184	.31
Other securities		78,957	2.96
		87,141	3.27

Pennsylvania - 3.62%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 3.70% 2021 (put 2015)	4,900	4,947	.19
Other securities		91,541	3.43
		96,488	3.62

South Carolina - 1.00%
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,313	.35
Other securities		17,390	.65
		26,703	1.00

Texas - 9.86%
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2019	1,000	1,178
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,749
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,729
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,627	.57
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011) (1)	7,000	7,118	.27
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2020	5,890	7,038	.26
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 6.00% 2020 (put 2013)	3,500	3,807	.14
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	9,850	11,179	.42
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,892	.30
Other securities		210,405	7.90
		262,722	9.86

Washington - 2.76%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 5.25% 2021	7,445	8,905	.33
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2010-A, 5.00% 2017	6,000	7,100	.27
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series 1992-B and AT-7, 6.40% 2017	9,400	11,329	.43
Other securities		46,253	1.73
		73,587	2.76

Wisconsin - 1.29%
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,663	.14
Other securities		30,716	1.15
		34,379	1.29

Other states & U.S. territories - 11.23%
State of Connecticut, Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,047	.38
State of Hawaii, Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	8,080	8,804	.33
State of Mississippi, Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	7,085	7,931	.30
State of Tenneessee, Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	6,590	7,232	.27
State of Virginia, Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,056	.04
Other securities		264,058	9.91
		299,128	11.23

Total bonds & notes (cost: $2,352,449,000)		2,471,686	92.73

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.58%	(000)	(000)	assets

State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2003-C, 0.25% 2033 (1)	780	780
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2004, 0.27% 2034 (1)	4,700	4,700
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Ref.), Series 2007-C, 0.28% 2027 (1)	6,630	6,630	.45
Illinois Fin. Auth., Demand Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, 0.25% 2048 (1)	10,900	10,900	.41
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2010-A, 2.00% 6/30/2011	13,000	13,209	.50
State of Rhode Island and Providence Plantations, G.O. Tax Anticipation Notes, Fiscal Year 2011, 2.00% 6/30/2011	10,000	10,143	.38
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	20,000	20,039	.75
State of Wisconsin, Operating Notes of 2010, 2.00% 6/15/2011	10,000	10,143	.38
Other securities		125,377	4.71

Total short-term securities (cost: $201,871,000)		201,921	7.58

Total investment securities (cost: $2,554,320,000)		2,673,607	100.31
Other assets less liabilities		(8,294)	(.31)

Net assets		$2,665,313	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $7,074,000, which represented .27% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at July 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $2,554,320)		$2,673,607
Cash		171
Receivables for:
Sales of fund's shares	$6,585
Interest	26,763	33,348
		2,707,126
Liabilities:
Payables for:
Purchases of investments	34,748
Repurchases of fund's shares	4,446
Dividends on fund's shares	1,098
Investment advisory services	569
Services provided by affiliates	804
Trustees' deferred compensation	99
Other	49	41,813
Net assets at July 31, 2010		$2,665,313

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,549,613
Distributions in excess of net investment income		(44)
Accumulated net realized loss		(3,543)
Net unrealized appreciation		119,287
Net assets at July 31, 2010		$2,665,313

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (168,943 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,316,181	146,813	$15.78
Class B	20,849	1,322	15.78
Class C	90,780	5,754	15.78
Class F-1	112,342	7,121	15.78
Class F-2	125,161	7,933	15.78

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2010	(dollars in thousands)

Investment income:
Income:
Interest		$90,333

Fees and expenses(*):
Investment advisory services	$6,503
Distribution services	7,398
Transfer agent services	433
Administrative services	316
Reports to shareholders	45
Registration statement and prospectus	276
Trustees' compensation	33
Auditing and legal	65
Custodian	12
Federal and state income taxes	1
Other state and local taxes	18
Other	39	15,139
Net investment income		75,194

Net realized gain and unrealized appreciation
on investments:
Net realized gain on investments		5,899
Net unrealized appreciation on investments		96,312
Net realized gain and unrealized appreciation
on investments		102,211
Net increase in net assets resulting
from operations		$177,405

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended July 31
	2010	2009
Operations:
Net investment income	$75,194	$53,256
Net realized gain (loss) on investments	5,899	(6,520)
Net unrealized appreciation on investments	96,312	33,918
Net increase in net assets resulting from operations	177,405	80,654

Dividends paid or accrued to shareholders from net investment income	(75,299)	(53,120)

Net capital share transactions	453,166	891,880

Total increase in net assets	555,272	919,414

Net assets:
Beginning of year	2,110,041	1,190,627
End of year (including distributions in excess of and undistributed
net investment income: $(44) and $128, respectively)	$2,665,313	$2,110,041

See Notes to Financial Statements

Notes to financial statements

1.	Organization

Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from regular federal income taxes, consistent with preservation of capital, by investing primarily in investment-grade municipal bonds. The fund’s portfolio maintains a dollar-weighted average maturity between three and 10 years.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization is anticipated to be completed on November 1, 2010; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has five share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
*Class B and C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2010, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market risks — The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Interest rate risks — The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Credit risks — Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support risks — Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

High yield bond and long maturity risks — Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2010, the fund reclassified $43,000 from distributions in excess of net investment income to accumulated net realized loss and $24,000 from distributions in excess of net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$836
Capital loss carryforwards*:
Expiring 2011	$(1,412)
Expiring 2012	(638)
Expiring 2017	(1,493)	(3,543)
Gross unrealized appreciation on investment securities		126,808
Gross unrealized depreciation on investment securities		(7,205)
Net unrealized appreciation on investment securities		119,603
Cost of investment securities		2,554,004

*Reflects the utilization of capital loss carryforwards of $874,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended July 31
Share class	2010	2009
Class A	$62,901	$43,453
Class B	549	685
Class C	1,827	1,769
Class F-1	3,410	3,185
Class F-2	6,612	996
Class R-5(*)	-	3,032
Total	$75,299	$53,120

(*)Class R-5 shares were only available through June 15, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. For the year ended July 31, 2010, the investment advisory services fee was $6,503,000, which was equivalent to an annualized rate of 0.266% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of July 31, 2010, unreimbursed expenses subject to reimbursement totaled $3,198,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$6,115	$428	Not applicable	Not applicable
Class B	229	5	Not applicable	Not applicable
Class C	778	Included in administrative services	$53	$3
Class F-1	276		106	5
Class F-2	Not applicable		147	2
Total	$7,398	$433	$306	$10

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1994, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $33,000, shown on the accompanying financial statements, includes $22,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2010
Class A	$977,062	63,218	$53,466	3,450	$(500,301)	(32,345)	$530,227	34,323
Class B	5,539	358	452	30	(11,093)	(718)	(5,102)	(330)
Class C	34,032	2,197	1,522	98	(21,301)	(1,379)	14,253	916
Class F-1	48,140	3,115	2,862	185	(51,653)	(3,343)	(651)	(43)
Class F-2	101,415	6,568	4,142	267	(191,118)	(12,365)	(85,561)	(5,530)
Total net increase
(decrease)	$1,166,188	75,456	$62,444	4,030	$(775,466)	(50,150)	$453,166	29,336

Year ended July 31, 2009
Class A	$1,136,317	76,977	$35,686	2,407	$(464,948)	(31,573)	$707,055	47,811
Class B	10,105	684	530	36	(11,267)	(762)	(632)	(42)
Class C	36,261	2,457	1,423	96	(25,062)	(1,703)	12,622	850
Class F-1	101,062	6,856	2,578	174	(70,535)	(4,777)	33,105	2,253
Class F-2	210,963	14,237	557	37	(12,074)	(811)	199,446	13,463
Class R-5(†)	112,606	7,611	1,242	84	(173,564)	(11,732)	(59,716)	(4,037)
Total net increase
(decrease)	$1,607,314	108,822	$42,016	2,834	$(757,450)	(51,358)	$891,880	60,298

(*)Includes exchanges between share classes of the fund.
(†)Class R-5 shares were only available through June 15, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $705,335,000 and $294,496,000, respectively, during the year ended July 31, 2010.

Financial highlights(1)

		Income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(4)		Ratio of net income to average net assets(4)
Class A:
Year ended 7/31/2010	$15.11	$.48	$.67	$1.15	$(.48)	$15.78	7.71%	$2,316	.61%		.61%		3.08%
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	15.11	4.12	1,700	.64		.63		3.36
Year ended 7/31/2008	15.11	.54	(.10)	.44	(.54)	15.01	2.91	971	.66		.63		3.51
Year ended 7/31/2007	15.14	.53	(.03)	.50	(.53)	15.11	3.33	763	.68		.65		3.47
Year ended 7/31/2006	15.34	.50	(.20)	.30	(.50)	15.14	2.00	800	.66		.63		3.30
Class B:
Year ended 7/31/2010	15.11	.37	.67	1.04	(.37)	15.78	6.96	21	1.31		1.31		2.40
Year ended 7/31/2009	15.01	.40	.10	.50	(.40)	15.11	3.40	25	1.34		1.33		2.69
Year ended 7/31/2008	15.11	.43	(.10)	.33	(.43)	15.01	2.18	25	1.37		1.34		2.83
Year ended 7/31/2007	15.14	.42	(.03)	.39	(.42)	15.11	2.62	30	1.38		1.35		2.78
Year ended 7/31/2006	15.34	.40	(.20)	.20	(.40)	15.14	1.30	41	1.37		1.33		2.59
Class C:
Year ended 7/31/2010	15.11	.36	.67	1.03	(.36)	15.78	6.91	91	1.36		1.36		2.34
Year ended 7/31/2009	15.01	.39	.10	.49	(.39)	15.11	3.35	73	1.39		1.38		2.64
Year ended 7/31/2008	15.11	.42	(.10)	.32	(.42)	15.01	2.14	60	1.42		1.38		2.77
Year ended 7/31/2007	15.14	.42	(.03)	.39	(.42)	15.11	2.56	60	1.44		1.41		2.72
Year ended 7/31/2006	15.34	.39	(.20)	.19	(.39)	15.14	1.25	78	1.41		1.38		2.55
Class F-1:
Year ended 7/31/2010	15.11	.47	.67	1.14	(.47)	15.78	7.68	112	.63		.63		3.06
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	15.11	4.11	108	.66		.64		3.33
Year ended 7/31/2008	15.11	.53	(.10)	.43	(.53)	15.01	2.89	74	.67		.64		3.49
Year ended 7/31/2007	15.14	.53	(.03)	.50	(.53)	15.11	3.32	52	.68		.65		3.46
Year ended 7/31/2006	15.34	.50	(.20)	.30	(.50)	15.14	2.00	46	.66		.63		3.29
Class F-2:
Year ended 7/31/2010	15.11	.52	.67	1.19	(.52)	15.78	7.97	125	.36		.36		3.35
Period from 8/18/2008 to 7/31/2009	15.15	.50	(.04)	.46	(.50)	15.11	3.15	204	.38	(5)	.38	(5)	3.51	(5)

	Year ended July 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	13%	7%	16%	26%	25%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(5)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Limited Term Tax-Exempt Bond Fund of America:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Limited Term Tax-Exempt Bond Fund of America (the "Fund") at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 14, 2010

Tax information
                 unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended July 31, 2010:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2011, to determine the calendar year amounts to be included on their 2010 tax returns. Shareholders should consult their tax advisers.

Expense example
                                                                               unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010, through July 31, 2010).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/2010	Ending account value 7/31/2010	Expenses paid during period(*)	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,037.03	$3.03	.60%
Class A -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B -- actual return	1,000.00	1,033.48	6.55	1.30
Class B -- assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class C -- actual return	1,000.00	1,033.23	6.81	1.35
Class C -- assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class F-1 -- actual return	1,000.00	1,036.90	3.18	.63
Class F-1 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 -- actual return	1,000.00	1,038.29	1.77	.35
Class F-2 -- assumed 5% return	1,000.00	1,023.06	1.76	.35

(*)The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through March 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income that is exempt from regular federal income tax, consistent with preservation of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2010 (the most recent calendar quarter-end):

			10 years1/
			Life of
	1 year	5 years	class

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	2.40%	2.54%	3.85%
Not reflecting CDSC	7.40	2.90	3.85

Class C shares2 — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	6.35	2.85	3.15
Not reflecting CDSC	7.35	2.85	3.15

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	8.13	3.60	3.89

Class F-2 shares3 — first sold 8/18/08
Not reflecting annual asset-based fee charged
by sponsoring firm	8.42	—	5.14

1 Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2 These shares are not available for purchase.
3 These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 20 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Board of trustees and other officers

“Independent” trustees

	Year first
	elected a
	trustee of
Name and age	the fund1	Principal occupation(s) during past five years

Lee A. Ault III, 74	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company)

William H. Baribault, 65	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 76		Ambassador to Spain

James G. Ellis, 63	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 75	1993	Chairman of the Board, Senior Resource Group
Chairman of the Board		LLC (development and management of senior
(Independent and Non-Executive)		living communities)

Leonard R. Fuller, 64	1994	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 65	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 64	2005	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 52	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 55	2010	Director, Accounting Program, University of Redlands

Richard G. Newman, 75	1993	Chairman of the Board, AECOM Technology
		Corporation (engineering, consulting and professional
		technical services)

Frank M. Sanchez, 66	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 52	2010	President and CEO, Margaret Spellings & Company;
		former United States Secretary of Education, United
		States Department of Education — Federal
		Government Agency; former Assistant to the
		President for Domestic Policy, The White House —
		Federal Government, Executive Branch — Domestic
		Policy

Steadman Upham, Ph.D., 61	2007	President and Professor of Anthropology, The
		University of Tulsa

“Independent” trustees

	Number of
	portfolios
	in fund
	complex2
	overseen by
Name and age	trustee	Other directorships3 held by trustee

Lee A. Ault III, 74	38	Anworth Mortgage Asset Corporation;
		Office Depot, Inc.

William H. Baribault, 65	38	None

Ambassador	12	Capital Private Client Services Funds
Richard G. Capen, Jr., 76		Carnival Corporation

James G. Ellis, 63	41	Quiksilver, Inc.

Martin Fenton, 75	41	Capital Private Client Services Funds
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 64	41	None

W. Scott Hedrick, 65	38	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 64	44	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 52	41	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 55	38	None

Richard G. Newman, 75	13	Capital Private Client Services Funds;
		Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 66	38	None

Margaret Spellings, 52	38	None

Steadman Upham, Ph.D., 61	41	None

H. Frederick Christie, a trustee of the fund since 1993, retired from the board in December 2009. The trustees thank Mr. Christie for his dedication and service to the fund.

See page 28 for footnotes.

“Interested” trustees4
	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund1	principal underwriter of the fund

Paul G. Haaga, Jr., 61	1993	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —
		Fixed Income, Capital Research and Management
		Company

Brenda S. Ellerin, 47	1997	Senior Vice President — Fixed Income, Capital
President		Research and Management Company

“Interested” trustees4

	Number of
	portfolios
	in fund
	complex2
Name, age and	overseen by
position with fund	trustee	Other directorships3 held by trustee

Paul G. Haaga, Jr., 61	12	None
Vice Chairman of the Board

Brenda S. Ellerin, 47	2	None
President

The fund’s statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund1	principal underwriter of the fund

Neil L. Langberg, 57	1993	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Vice
		President, Capital Guardian Trust Company5

Kristine M. Nishiyama, 40	2003	Senior Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel, Capital Bank and Trust Company5

Karl J. Zeile, 43	2004	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company; Vice President, Capital Guardian Trust Company5

Kimberly S. Verdick, 45	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 37	2008	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 35	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and
		Management Company

Karl C. Grauman, 42	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1Trustees and officers of the fund serve until their resignation, removal or retirement.

2Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments,SM which is available to certain nonprofit organizations.

3This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

4“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete July 31, 2010, portfolio of Limited Term Tax-Exempt Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Limited Term Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Limited Term Tax-Exempt Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
>Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-943-0910P

Litho in USA CGD/LPT/8062-S26186

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2009	$46,000
2010	$41,000

b) Audit-Related Fees:
2009	None
2010	None

c) Tax Fees:
2009	$7,000
2010	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2009	None
2010	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2009	None
2010	None

c) Tax Fees:
2009	$14,000
2010	$22,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2009	$3,000
2010	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $24,000 for fiscal year 2009 and $31,000 for fiscal year 2010. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Limited Term Tax-Exempt Bond Fund of AmericaSM
Investment portfolio

July 31, 2010

Bonds & notes — 92.73%	Principal amount (000)	Value (000)

ALABAMA — 0.40%
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.00% 2013	$1,000	$1,060
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	5,000	5,543
Public School and College Auth., Capital Improvement Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,310
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Bonds, Series 2008-A, 5.25% 2017	1,160	1,283
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds,
Series 2006-A, 5.00% 2015	500	551
		10,747

ALASKA — 0.28%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, National insured, 5.50% 2037	1,800	1,882
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	3,310	3,433
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, National insured, 4.00% 2011	1,000	1,022
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	1,089
		7,426

ARIZONA — 2.46%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds (Arizona Electric Power
Cooperative, Inc. Project), Series 1994-A, AMT, 1.48% 20241	3,000	3,000
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,135	1,239
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.28% 2042 (put 2015)1	4,000	3,533
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.13% 2042 (put 2015)1	4,000	3,557
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2016	1,900	2,084
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	3,287
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	548
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2019	3,770	4,280
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-A, 5.00% 2016	2,000	2,176
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-A, 5.00% 2016	2,400	2,611
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	8,500	9,339
Maricopa County Community College Dist., G.O. Bonds (Project of 2004), Series 2009-C, 5.00% 2018	3,500	4,195
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project),
Series 2004-A, XLCA insured, 5.00% 2011 (escrowed to maturity)	1,345	1,387
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,216
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2018	2,300	2,704
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	453	480
Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single-family Mortgage Rev. Bonds,
Series 2007-A-2, AMT, 5.80% 2040	840	859
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2012	1,250	1,283
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2013	1,000	1,024
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	1,250	1,273
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2016	1,500	1,746
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2017	3,000	3,512
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2015	5,000	5,661
School Facs. Board, State School Improvement Rev. Ref. Bonds, Series 2005, 5.00% 2015	2,000	2,329
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	2,194
		65,517

CALIFORNIA — 9.99%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House),
Series 2010, 4.00% 2016	1,500	1,511
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	8,150	8,299
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	1,000	1,002
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated
Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 5.50% 2012	1,070	1,091
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco
Asset Securitization Corp.), Series 2002, 4.75% 2019	445	437
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.15% 2012	485	494
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	695	710
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2016	800	904
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2017	1,130	1,278
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2016	1,000	1,141
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2017	1,000	1,142
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	6,165
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,602
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2019	3,000	3,477
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	12,707
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	1,000	1,134
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	80	83
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	920	945
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,088
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	1,500	1,582
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	1,175	1,234
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 5.25% 2016	500	567
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	574
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	713
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	4,260	4,792
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,318
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2016	1,255	1,283
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, National insured, 5.25% 2013	1,045	1,157
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,912
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,161
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,347
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2006-D, AMT, National insured, 5.00% 2020	3,100	3,285
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2014	1,370	1,536
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds,
Series 2003-A, Subseries A-1, National insured, 5.00% 2015	2,500	2,761
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2002-A, FGIC-National insured, 6.00% 2021	3,000	3,843
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.00% 2018	2,500	2,953
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2017	5,000	5,927
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2017	2,500	2,944
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-A, 5.00% 2021	2,500	2,855
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,575	1,746
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	1,570	1,781
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (State of California Dept. of General Services Lease),
Series 1993-A, National insured, 5.625% 2011	1,180	1,209
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2020	3,500	3,971
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 5.50% 2018	1,730	1,644
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-D, 5.00% 2038 (put 2013)	2,000	2,166
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.957% 20171	2,500	2,033
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2019	1,000	1,107
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2020	2,000	2,180
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2021	1,000	1,078
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	1,000	1,046
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2012	2,000	2,135
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2015	2,220	2,431
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2016	1,000	1,120
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2017	1,900	2,134
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT,
National insured, 5.35% 2016	13,000	13,473
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	7,000	7,410
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	4,250	4,389
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2014	1,020	1,112
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	6,000	6,500
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,855
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,898
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes,
Series 2008-A, AMT, 6.50% 2019 (put 2012)	2,000	2,134
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes,
Series 2008-A, AMT, 6.75% 2019 (put 2011)	3,300	3,415
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2010-C-E, 5.00% 2020	1,250	1,424
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2016	2,500	2,716
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.00% 2014	4,380	4,810
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,474
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2016	2,420	2,587
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	1,047
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2019	2,500	2,892
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,730	2,784
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	1,000	1,023
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2016	3,750	4,203
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,230
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	5,000	5,489
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,374
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2013	1,750	1,904
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2014	1,975	2,186
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.00% 2018	2,500	2,695
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.),
Series 2001-A, 5.25% 2027 (preref. 2012)	4,105	4,479
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2017	2,000	2,263
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC-National insured, 5.00% 2014	1,000	1,074
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2021	1,500	1,697
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-11, 5.00% 2018	2,500	2,937
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-4, 5.00% 2016	1,000	1,166
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2017	9,500	11,082
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2019	5,000	5,890
		266,347

COLORADO — 2.11%
Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza),
Series 2006, AMBAC insured, 5.00% 2015	2,000	2,308
City and County of Denver, Airport System Rev. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2015	1,000	1,124
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2013	2,000	2,223
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2015	5,300	6,021
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4,
Subseries 2008-A2-A4, AMT, 5.25% 2032 (put 2011)	5,000	5,156
City and County of Denver, Airport System Rev. Bonds, Series 2010-A, 5.00% 2021	3,000	3,358
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC-National insured, 5.00% 2012	1,500	1,632
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012 (escrowed to maturity)	4,000	4,390
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.00% 2015	1,420	1,532
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	3,200	3,370
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2010	1,000	1,005
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2011	1,100	1,139
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015	440	491
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015 (escrowed to maturity)	980	1,162
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.25% 2014	1,810	1,922
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-C-2, 4.00% 2040 (put 2015)	1,000	1,067
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-C-8, 4.10% 2036 (put 2011)	5,000	5,182
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series D-3, 5.50% 2038 (put 2015)	3,500	3,975
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011	1,005	1,029
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2010	500	504
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,397
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,209
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	280	307
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	480	519
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2015	1,170	1,197
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2016	1,055	1,058
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.00% 2018	1,750	2,073
		56,350

CONNECTICUT — 0.63%
G.O. Bonds, Series 2007-C, 5.00% 2016	2,500	2,947
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, National insured, 4.20% 2014	730	779
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2018	2,500	2,933
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,047
		16,706

DELAWARE — 0.39%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co. Project),
Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)	2,000	2,025
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	2,360	2,546
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2009-A-1, 5.45% 2040	1,980	2,182
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2016	3,000	3,549
		10,302

DISTRICT OF COLUMBIA — 1.71%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	2,000	2,098
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.25% 2014	1,000	1,116
Convention Center Auth., Dedicated Tax Rev. and Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	2,500	2,808
Convention Center Auth., Dedicated Tax Rev. and Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2018	5,000	5,458
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003, ACA insured, 5.00% 2012	1,000	1,027
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	6,000	6,890
G.O. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,348
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,206
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, Assured Guaranty Municipal insured, 5.00% 2014	1,785	1,987
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	4,000	4,704
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	3,000	3,538
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2025	3,000	3,116
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	1,160
		45,456

FLORIDA — 9.88%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,000	1,123
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2016	1,000	1,124
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2016	1,000	1,150
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	3,000	3,076
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	10,766
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	7,000	7,420
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	4,250	4,497
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	2,000	2,089
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	2,000	2,098
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2004, Assured Guaranty Municipal insured, 5.00% 2034 (preref. 2014)	1,000	1,160
Board of Education, Capital Outlay Ref. Bonds, Series 2005-B, 5.00% 2017	5,000	5,693
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	4,050
Board of Education, Public Education Capital Outlay Bonds, Series 2007-D, 5.00% 2020	3,500	4,037
Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.00% 2014	1,000	1,151
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,000	3,403
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.00% 2017	2,510	2,609
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.125% 2020	1,270	1,292
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,535	1,674
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	2,130	2,106
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2002-B, AMT,
Assured Guaranty Municipal insured, 5.25% 2019	4,925	5,072
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,299
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.25% 2016	2,000	2,227
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 6.00% 2016	2,500	2,888
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010 (escrowed to maturity)	1,000	1,013
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013 (escrowed to maturity)	155	176
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	145	168
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015 (escrowed to maturity)	30	35
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013	1,095	1,219
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,025	1,157
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015	970	1,087
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2016	3,085	3,275
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2018	2,000	2,091
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2010	2,905	2,922
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	2,195	2,335
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2002, 5.10% 2013	2,350	2,495
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2006, AMBAC insured, 5.00% 2034 (put 2012)	6,275	6,579
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,000	4,495
School Board of Hillsborough County, Master Lease Program, Series 2006-B, National insured, 5.00% 2015	2,000	2,275
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,250	1,363
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.35% 2016	795	821
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	740	758
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 5.75% 2037	2,245	2,453
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	995	1,103
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.25% 2012	1,000	1,065
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	2,000	2,157
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	9,500	10,302
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,900	2,059
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	3,000	3,239
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2011	2,000	2,065
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,015
City of Lakeland, Retirement Community First Mortgage Rev. and Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,000	1,016
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	2,040	2,022
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	4,245	4,181
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,455	2,399
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2016	2,535	2,760
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,453
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, National insured, 5.25% 2010	2,000	2,011
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2017	4,990	5,651
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	2,500	2,842
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,457
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2018	3,760	4,262
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,451
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-A, 5.75% 2022	1,500	1,685
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-B, 5.50% 2018	3,580	4,101
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-B, 5.75% 2021	2,000	2,274
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	6,075	6,711
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2013	3,560	3,857
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	2,700	2,831
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds, Series 2009-A, Assured Guaranty insured, 3.50% 2013	1,000	1,052
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.00% 2017	2,500	2,884
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.25% 2017	3,000	3,486
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2017	1,140	1,235
School Board of Miami-Dade County, Certs. of Part., Series 2008-A, AMBAC insured, 5.00% 2017	5,000	5,416
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	2,500	2,870
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	4,650	5,318
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020	2,430	2,792
Municipal Power Agcy., Stanton Project Rev. Ref. Bonds, Series 2008, 5.125% 2017	5,000	5,780
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2017	3,455	3,842
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	3,500	3,979
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-B, 5.00% 2023	1,250	1,399
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2010-C, 5.00% 2019	1,500	1,770
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC-National insured, 5.00% 2030 (put 2011)	1,500	1,566
City of Tampa, Health System Rev. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2017	1,500	1,655
City of Tampa, Health System Rev. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2018	5,000	5,505
Dept. of Transportation, Turnpike Rev. Bonds, Series 2007-A, National insured, 5.00% 2016	5,000	5,835
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2016	4,825	5,631
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	2,000	2,214
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	2,000	2,315
		263,234

GEORGIA — 3.07%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.00% 2012	2,000	2,168
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 4.95% 2048 (put 2011)	5,000	5,135
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 5.05% 2048 (put 2012)	1,350	1,422
DeKalb County Hospital Auth., Rev. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 5.25% 2020	8,750	8,991
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2014	1,215	1,198
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,000	2,151
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2015	1,525	1,626
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	4,728
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,563
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,054
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.125% 2015	190	204
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds (Third Indenture Series), Ref.
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,721
Municipal Electric Auth., Project One Bonds, Series 1998-A, National insured, 5.25% 2013	1,000	1,101
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	16,000	19,025
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2017	5,000	5,560
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,075
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	4,154
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.10% 2014	1,000	1,063
		81,939

GUAM — 0.08%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	1,040
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	1,033
		2,073

HAWAII — 0.95%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	8,080	8,804
G.O. Bonds, Series CM, FGIC-Assured Guaranty Municipal insured, 6.50% 2016	3,000	3,804
G.O. Bonds, Series DQ, 5.00% 2016	2,045	2,423
G.O. Ref. Bonds, Series 2009-DT, 5.00% 2016	3,000	3,575
G.O. Bonds, Series DQ, 5.00% 2016 (escrowed to maturity)	455	542
Harbor System Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.25% 2016	1,000	1,110
Hawai’i Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2016	450	476
Hawai’i Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2017	450	472
Hawai’i Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2018	500	520
City and County of Honolulu, G.O. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,158
City and County of Honolulu, G.O. Bonds, Series 2007-B, Assured Guaranty Municipal insured, 5.25% 2016	2,000	2,394
		25,278

IDAHO — 0.35%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2020	3,000	3,440
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-C-2, AMT, 5.25% 2011	20	20
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-E-3, AMT, 5.125% 2011	20	20
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-H, AMT, 4.65% 2012	45	46
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012	30	30
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	250	252
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	945	948
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	640	639
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	550	558
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	1,460	1,412
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	830	802
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,055	1,046
		9,213

ILLINOIS — 7.01%
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2015	2,500	2,829
Build Bonds (Sales Tax Rev. Bonds), Series June 2010, 5.00% 2016	1,000	1,134
Build Bonds (Sales Tax Rev. Bonds), Series June 2010, 5.00% 2020	1,000	1,126
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	507	487
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	672	645
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307
Guideway Modernization Formula Funds), Assured Guaranty insured, 5.00% 2019	5,500	5,969
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5309
Guideway Modernization Formula Funds), Series 2008-A, 5.25% 2017	3,000	3,409
City of Chicago, G.O. Bonds (Modern Schools Across Chicago Program), Series 2007-I, AMBAC insured, 5.00% 2015	2,940	3,377
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-C, National insured, 5.00% 2018	2,000	2,287
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	6,500	6,547
Dev. Fin. Auth., Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2003-E, AMT, AMBAC insured, 4.875% 2038 (put 2018)	5,000	5,144
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,248
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,677
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2016	3,000	3,366
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2016	1,250	1,376
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2019	1,000	1,093
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2022	3,000	3,381
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2014	4,500	5,072
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,688
County of Cook, G.O. Ref. Bonds, Series 2009-A, 5.00% 2016	2,500	2,873
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,200
Educational Facs. Auth., Rev. Bonds (Art Institute of Chicago), Series 2000-A, 4.25% 2034 (put 2014)	1,430	1,505
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,614
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,400	1,582
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.05% 2036 (put 2011)	4,000	4,107
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2014	725	751
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 3.875% 2030 (put 2012)	1,500	1,538
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.25% 2016	1,000	1,120
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	1,000	1,129
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-D, 5.00% 2019	1,000	1,091
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2003-A, 4.375% 2022 (put 2014)	940	991
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2017	2,180	2,400
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2018	2,230	2,438
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019	2,185	2,368
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-A, 5.00% 2018	3,000	3,309
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-B, 5.00% 2017	2,130	2,350
Fin. Auth., Rev. Bonds (Provena Health), Series 2010-A, 5.50% 2017	2,500	2,625
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.00% 2017	2,500	2,957
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2019	2,500	3,019
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011)1	2,820	2,846
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	2,665	2,746
Fin. Auth., Rev. Ref. Bonds (NorthShore University HealthSystem), Series 2010, 5.00% 2021	1,765	1,920
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2017	2,500	2,815
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,385
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,000	2,048
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2016	4,295	4,396
G.O. Bonds, Illinois FIRST, Series of August 2001, National insured, 5.50% 2017	4,575	5,162
G.O. Ref. Bonds, Series of February 2010, 5.00% 2022	5,000	5,298
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,523
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	1,000	1,017
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	1,000	1,001
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2012	1,000	1,035
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	1,055
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2014	2,150	2,292
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	875	929
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	805	861
Housing Dev. Auth., Housing Bonds, Series K, 4.20% 2014	135	145
Housing Dev. Auth., Housing Bonds, Series K, 4.25% 2015	140	150
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,165	1,243
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,454
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A,
Assured Guaranty Municipal insured, 5.50% 2015	9,825	11,499
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2019	3,000	3,341
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,271
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2014	2,000	2,244
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2015	2,315	2,630
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2014	1,630	1,817
		186,945

INDIANA — 3.00%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2016	1,320	1,365
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2017	1,640	1,772
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2018	3,000	3,608
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	4,221
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2012	1,650	1,728
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2014	1,060	1,150
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2015	1,500	1,636
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2016	1,090	1,181
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-7, 4.10% 2046 (put 2016)	2,000	2,108
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011	1,420	1,503
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 5.00% 2027 (put 2013)	3,000	3,298
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011	1,965	1,992
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011 (escrowed to maturity)	220	235
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	1,195	1,264
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2017	1,000	1,180
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2018	1,000	1,186
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2019	1,000	1,189
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	21,820
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,193
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	7,709
Indianapolis Local Public Improvement Bond Bank, Ref. Bonds, Series 2009-B, 5.00% 2017	3,000	3,480
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	4,000	4,452
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	2,000	2,246
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1994-B, National insured, 5.20% 2013	1,000	1,073
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	2,000	2,229
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.00% 2017	2,250	2,667
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011	1,500	1,578
		80,063

IOWA — 0.20%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2015	1,000	1,089
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2015	1,195	1,301
Fin. Auth., Demand Health Facs. Rev. Bonds, Series 2009-F, 5.00% 2039 (put 2012)	1,000	1,067
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	880	959
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,000	1,053
		5,469

KANSAS — 0.28%
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020	1,150	1,287
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2022	1,750	1,889
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2016	1,270	1,247
City of Olathe, Health Facs. Rev. Bonds (Olathe Medical Center), Series 2008-A, 4.125% 2037 (put 2013)	2,850	2,945
		7,368

KENTUCKY — 0.88%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2007-1, National insured, 5.00% 2015	2,500	2,915
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000, 6.125% 2010	100	101
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000, 6.125% 2010 (escrowed to maturity)	50	50
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,239
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	2,000	2,241
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2018	2,250	2,517
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 87), FGIC-National insured, 5.00% 2018	3,000	3,395
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,886
State Property and Buildings Commission, Rev. Bonds (Project No. 89), Assured Guaranty Municipal insured, 5.00% 2018	2,500	2,916
State Property and Buildings Commission, Road Fund Rev. Bonds (Project No. 94), 5.00% 2018	3,630	4,203
		23,463

LOUISIANA — 1.13%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	2,500	2,633
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2018	5,000	5,230
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted - 202 Elderly Projects),
Series 2006-A, 4.75% 2031	3,575	3,556
Military Dept., Custodial Receipts, 5.00% 2014	870	959
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,914
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,000	2,151
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2015	2,005	2,239
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2016	1,000	1,116
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2017	1,125	1,259
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2015	3,000	3,298
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2016	2,000	2,173
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	3,685	3,710
		30,238

MAINE — 0.06%
Municipal Bond Bank, Transportation Infrastructure Rev. Bonds (TransCap Program), Series 2009-A, 5.00% 2015	1,435	1,678

MARYLAND — 0.54%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	805	817
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	1,695	1,768
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2010	1,755	1,758
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,775	1,845
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,675
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.30% 2011	285	290
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.40% 2015	1,275	1,339
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.00% 2014	2,750	3,162
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series A, 5.00% 2016	680	739
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series A, 5.00% 2016 (preref. 2013)	820	918
		14,311

MASSACHUSETTS — 1.32%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	1,092
Dev. Fin. Agcy., Rev. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2015	1,915	2,123
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue I, Series 2009, 5.25% 2016	2,000	2,200
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	1,000	1,157
G.O. Ref. Bonds, Series 2008-A, 5.00% 2014	3,000	3,481
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue), Series 2009-K-2, 5.00% 2039 (put 2015)	2,300	2,523
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	5,422
Health and Educational Facs. Auth., Rev. Bonds (Northeastern University Issue), Series 2008-T-2, 4.10% 2037 (put 2012)	1,350	1,409
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012	1,500	1,610
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-B, 5.25% 2015	2,500	2,968
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014	3,000	3,498
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2018	3,000	3,682
Port Auth., Special Facs. Rev. Bonds (BOSFUEL Project), Series 2007, AMT, FGIC-National insured, 5.00% 2015	1,000	1,102
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,907
		35,174

MICHIGAN — 3.64%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, National insured, 5.00% 2031 (put 2011)	1,000	1,012
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2018	4,500	4,745
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,744
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,000	2,269
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	5,500	5,655
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds, Series XVII-F, AMT, AMBAC insured, 4.45% 2010	2,000	1,997
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	2,137
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2009, 5.50% 2017	1,000	1,076
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital), Series 1984-A,
AMBAC insured, 6.00% 2011 (escrowed to maturity)	1,250	1,327
Hospital Fin. Auth., Rev. and Ref. Bonds (McLaren Health Care), Series 2008-A, 5.25% 2016	3,000	3,323
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	4,000	4,693
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	2,000	2,239
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2013	2,000	2,171
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2007-B, AMBAC insured, 5.00% 2015	1,000	1,051
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Ref. Series 2002, 5.50% 2015	3,315	3,961
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	6,000	6,933
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	5,200	5,911
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2011	1,395	1,426
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2013	1,040	1,094
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	1,000	1,022
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,523
State Hospital Fin. Auth., Project Rev. and Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	2,000	2,241
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.20% 2027 (put 2013)	2,500	2,500
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2004, 1.00% 2013 (put 2010)	2,500	2,500
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	7,849
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	4,450	3,913
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC-National insured, 5.25% 2011	2,530	2,623
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,745	1,872
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	1,050	1,206
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	3,235	3,736
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds, Series 2009,
Assured Guaranty insured, 3.00% 2011	1,305	1,343
		97,092

MINNESOTA — 0.48%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	2,445	2,558
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2007-L, AMT, 5.50% 2048	2,450	2,627
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.00% 2015	5,000	5,485
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010	1,050	1,062
Regents of the University of Minnesota, G.O. Bonds, Series 2009-C, 5.00% 2018	1,000	1,196
		12,928

MISSISSIPPI — 0.30%
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	7,085	7,931

MISSOURI — 1.08%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2016	1,000	1,050
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,000	745
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	4,005	4,154
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2014	1,300	1,387
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2015	1,365	1,461
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2016	1,440	1,527
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2017	1,510	1,585
Highways and Transportation Commission, Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	3,219
Industrial Dev. Auth. of the City of Lee’s Summit, Health Facs. Rev. Bonds (John Knox Village),
Series 2002, 5.875% 2010 (escrowed to maturity)	1,325	1,328
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2015	2,240	2,343
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2016	2,300	2,367
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2017	2,420	2,459
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2003-A,
Assured Guaranty Municipal insured, 5.25% 2012	1,000	1,077
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT,
Assured Guaranty Municipal insured, 5.00% 2015	1,260	1,377
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds
(Springfield-Branson National Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,758
		28,837

MONTANA — 0.05%
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	1,230	1,307

NEBRASKA — 0.46%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.50% 2018	5,260	5,771
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	620	640
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	1,200	1,275
Omaha Airport Auth., Airport Facs. Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 2012	1,155	1,180
Public Power Dist., General Rev. Bonds, Series 2005-B-1, FGIC-National insured, 5.00% 2015	2,875	3,279
		12,145

NEVADA — 2.15%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C,
Assured Guaranty Municipal insured, 5.00% 2015	2,500	2,877
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C,
Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,221
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	2,500	2,898
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	1,000	1,104
Clark County School Dist., G.O. (Limited Tax) School Bonds, Series 2006-C, National insured, 5.00% 2016	5,295	6,119
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2009-B, 5.00% 2016	2,660	3,090
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2016	1,500	1,633
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	1,500	1,661
Clark County, Airport System Rev. Notes, Series 2010-E-2, 5.00% 2012	1,000	1,065
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	1,000	1,009
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds,
Series 2007, AMBAC insured, 5.00% 2020	3,500	3,844
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,457
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	2,500	2,858
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2008-C, 5.00% 2018	3,320	3,811
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Ref. Bonds,
Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2016	1,915	2,090
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,260
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,653
Housing Division, Single-family Mortgage Bonds, Series 1998-B-1, 5.20% 2011	30	30
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 4.50% 2012	3,625	3,730
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2011	3,450	3,525
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2018	1,000	1,152
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	2,035	2,191
		57,278

NEW HAMPSHIRE — 0.21%
Higher Educational and Health Facs. Auth., Hospital Rev. Bonds (Concord Hospital Issue),
Series 1996, AMBAC insured, 5.875% 2016	5,605	5,624

NEW JERSEY — 3.10%
Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,206
Certs. of Part., Series 2008-A, 5.00% 2015	1,500	1,692
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,129
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010 (escrowed to maturity)	3,000	3,010
Econ. Dev. Auth., School Facs. Construction Ref. Bonds, Series 2010-DD-1, 5.00% 2017	5,000	5,699
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2017	2,500	2,854
Educational Facs. Auth., Rider University Issue Rev. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012	1,795	1,911
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, National insured, 5.25% 2013 (escrowed to maturity)	4,315	4,882
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2016	2,500	2,731
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	3,500	3,815
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,112
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2017	2,000	2,182
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.25% 2019	2,320	2,546
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,196
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	3,505	3,657
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	9,655	8,874
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	2,000	1,648
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,935
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.50% 2021	4,070	4,823
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,944
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,871
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,877
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC-National insured, 5.25% 2013	4,410	5,030
		82,624

NEW MEXICO — 0.08%
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-B-2, Class I, 5.65% 2039	990	1,104
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	1,000	1,115
		2,219

NEW YORK — 6.65%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2017	1,500	1,601
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2012	1,000	1,064
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2013	1,100	1,185
Dormitory Auth., City University System, Consolidated Fifth General Resolution Rev. Bonds, Series 2008-B, 5.00% 2017	4,550	5,230
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	4,455	4,959
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2009-A-1, 5.50% 2018	2,500	2,934
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2019	3,000	3,414
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2021	2,500	2,799
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Bonds, Series 2010-A, 5.00% 2018	2,000	2,199
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	1,175	1,238
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2016	5,000	5,848
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020	2,000	2,330
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	5,000	5,378
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	4,500	4,534
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2009-A, 5.00% 2017	2,500	2,944
Environmental Facs. Corp., State Personal Income Tax Rev. Bonds (Environment), Series 2009-A, 5.25% 2018	2,500	3,024
Local Government Assistance Corp., Ref. Bonds (Public Benefit Corp.), Series 2003-A-5/6, 5.00% 2017	2,500	2,941
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-E, 5.00% 2017	2,500	2,837
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2020	4,005	4,564
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2021	2,000	2,251
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018	500	579
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.50% 2017	5,000	5,914
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, National insured, 5.75% 2017	1,500	1,782
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,353
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,633
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	3,000	3,233
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2014	5,000	5,730
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	3,500	4,043
City of New York, G.O. Bonds, Series B, 5.50% 2010	130	130
City of New York, Tax-Exempt Bonds, Subseries H-1, 5.00% 2016	2,000	2,304
City of New York, G.O. Bonds, Series B, 5.50% 2010 (escrowed to maturity)	870	870
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.70% 2015	615	641
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	668
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,000	1,082
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	2,485	2,704
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	7,025	7,615
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2024	2,000	2,054
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series EE, 5.00% 2018	2,500	2,956
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series FF-1, 5.00% 2018	2,000	2,365
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	2,545	2,930
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2017	2,500	2,855
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 20262	2,000	2,108
New York City Transitional Fin. Auth., Future Tax Secured Senior Bonds, Fiscal 2009 Series A, 5.00% 2017	2,500	2,953
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.00% 2017	2,000	2,229
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.50% 2019	4,000	4,549
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2017	10,000	11,537
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.00% 2019	1,580	1,787
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2009-A-1, 5.00% 2018	4,000	4,705
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2016	1,250	1,462
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	3,000	3,373
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2017	2,485	2,728
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	3,000	3,056
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,872
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.00% 2015	2,500	2,848
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	1,000	1,184
		177,106

NORTH CAROLINA — 1.40%
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2016	2,000	2,231
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,020
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	4,155	4,411
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,165
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,900	3,266
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	1,076
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	1,500	1,673
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2008-A, 5.25% 2017	3,000	3,482
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2010-A, 5.00% 2020	2,000	2,290
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2010-A, 5.00% 2021	2,500	2,828
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2010-B, 5.00% 2020	1,650	1,889
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2012	860	917
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2013	1,525	1,689
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2012 (escrowed to maturity)	1,640	1,757
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2013 (escrowed to maturity)	725	809
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2015	740	824
Raleigh-Durham Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	2,835	3,133
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	1,590	1,878
		37,338

OHIO — 3.27%
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,000	2,024
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	7,500	8,184
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	3,375	3,728
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	1,500	1,677
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2008-C, AMT, 7.25% 2032 (put 2012)	3,000	3,287
County of Allen, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,500	2,729
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011	2,040	2,146
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012	2,150	2,335
American Municipal Power - Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2017	1,500	1,683
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	6,665	5,589
City of Cleveland, Airport System Rev. Bonds, Series A, Assured Guaranty insured, 5.25% 2019	5,000	5,649
City of Cleveland, Water Rev. Bonds, Series 2009-T, 5.00% 2018	3,620	4,229
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2013	1,260	1,319
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2014	1,250	1,318
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,939
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (preref. 2012)	2,000	2,163
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-1, 3.75% 2025 (put 2013)	2,000	2,066
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,800	1,938
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	1,860	1,961
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2009-C, 4.50% 2039	960	1,025
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,430
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,232
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2018	6,350	6,740
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,210
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2013	2,125	2,298
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2014	1,000	1,099
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2016	1,815	1,992
Municipal Advisory Council, Beneficial Interest Ref. Certificates (Municipal Electric Generation Agcy.
Joint Venture 5 – OMEGA JV5), AMBAC insured, 5.00% 2015	2,290	2,513
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,500	2,888
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,883
Water Dev. Auth., Water Dev. Fresh Water Rev. Bonds, Series 2009-A, 5.00% 2013	1,635	1,867
		87,141

OKLAHOMA — 0.18%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.10% 20113	500	514
Dev. Fin. Auth., Health System Rev. and Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2018	1,000	1,106
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	2,000	2,169
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	1,111
		4,900

OREGON — 0.77%
Dept. of Administrative Services, Certs. of Part. (Tax-Exempt), Series 2009-A, 5.00% 2020	2,500	2,870
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2018	2,530	2,973
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	5,500	6,503
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2016	1,500	1,651
City of Portland, Sewer System Rev. and Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.00% 2023	3,250	3,632
City of Portland, Sewer System Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	2,500	2,929
		20,558

PENNSYLVANIA — 3.62%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2017	4,500	5,046
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2018	4,000	4,425
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	3,250	3,616
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 5.00% 2017	2,000	2,234
Higher Educational Facs. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-E, 3.50% 2012	2,000	2,080
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2014	1,405	1,468
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2016	1,540	1,560
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2008-C, AMT, 7.125% 2028 (put 2011)	4,300	4,443
Dauphin County General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2009-A, 5.25% 2017	2,500	2,732
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004-A, 3.70% 2021 (put 2015)	4,900	4,947
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,274
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,500	1,539
Higher Educational Facs. Auth., Rev. Bonds (State System of Higher Education), Series AJ, 5.00% 2017	5,000	5,870
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012	910	934
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	1,380	1,502
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	5,500	6,413
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2017	1,500	1,759
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2019	2,000	2,357
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.25% 2017	1,110	1,175
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2018	935	999
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019	975	1,039
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,965
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,731
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2017	1,500	1,765
City of Philadelphia, Airport Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,099
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2018	2,500	2,952
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,562
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project),
Series 2007-A, 4.25% 2016	700	760
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	3,000	2,960
City of Pittsburgh, G.O. Ref. Bonds, Series 2008-A-1, 5.00% 2014	2,455	2,712
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 1.011% 20171	7,225	6,034
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	1,000	1,121
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2039 (put 2013)	1,000	1,121
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2016	5,000	5,918
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2019	2,000	2,376
		96,488

PUERTO RICO — 0.86%
Electric Power Auth., Power Rev. Ref. Bonds, Series VV, 5.50% 2020	5,000	5,603
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,000	1,049
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2017	3,930	4,445
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,000	1,088
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,500	5,987
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	2,500	2,684
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	2,000	2,158
		23,014

RHODE ISLAND — 0.29%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2015	2,635	2,933
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2011	2,000	2,054
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,358
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,365
		7,710

SOUTH CAROLINA — 1.00%
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health), Series 2009, 5.00% 2017	1,085	1,145
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2016	2,000	2,231
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Ref. Series 2008-A-3, 5.00% 2016	1,500	1,669
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2016	1,995	2,327
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2017	2,000	2,343
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018	1,275	1,503
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	1,145	1,189
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	2,980	2,983
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,313
York County, Pollution Control Rev. Ref. Bonds (North Carolina Electric Membership Corp. Project),
Series 2000-B-3, 0.875% 2024 (put 2010)1	2,000	2,000
		26,703

TENNESSEE — 0.98%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	905	955
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	1,000	1,088
City of Memphis, Electric System Rev. Ref. Bonds, Series 2010, 5.00% 2016	3,000	3,535
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,267
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	5,000	5,438
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	6,590	7,232
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	500	530
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2015	2,000	2,104
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	1,875	1,960
		26,109

TEXAS — 9.86%
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project – Round Rock Campus),
Series 2008, 5.25% 2017	1,500	1,757
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2008, 5.00% 2018	2,500	2,928
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,500	1,775
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	3,065
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,479
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	2,235	2,604
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,350
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2014	2,045	2,294
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 0%/4.20% 20152	1,700	1,472
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2010, 5.75% 2020	1,000	1,060
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,205
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,278
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010	1,000	1,000
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds (Nueces County), Series 2009, 5.00% 2019	2,070	2,435
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds, Series 2009-A, 5.00% 2016	1,315	1,540
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2005, 5.00% 2014	2,590	2,964
City of Dallas, G.O. Limited Bonds, 5.00% 2018	1,080	1,263
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	955	1,064
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	4,420	5,268
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,194
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,369
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds, Series 2008, 5.00% 2018	5,690	6,778
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	2,000	2,287
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,712
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	1,000	1,139
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,145
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,178
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,215	1,255
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2019	1,000	1,178
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,749
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,729
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,627
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,500	3,963
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	4,000	4,401
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2011	1,500	1,567
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2012	1,750	1,872
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2013	1,000	1,086
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,500	1,648
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2011	1,000	1,025
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2011	770	787
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2012	810	854
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 4.70% 2018	2,000	2,108
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010 (escrowed to maturity)	1,585	1,588
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2017	3,990	4,698
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,403
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2017	1,100	1,286
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,450
Harris County, Toll Road Rev. Ref. Bonds, Series 2007-A, National insured, 4.50% 2020	2,000	2,172
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011)1	7,000	7,118
Harris County, Toll Road Unlimited Tax and Rev. Ref. Bonds, Series 2007-C, 5.00% 2016	5,000	5,906
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	1,750	1,910
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.00% 2016	2,100	2,429
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.00% 2017	1,600	1,857
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.00% 2019	1,500	1,719
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC-National insured, 5.25% 2012	915	918
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2017	1,000	1,141
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,908
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018	1,500	1,754
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,530	1,721
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2002-A, 5.25% 2011	1,000	1,027
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2018	1,000	1,194
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2020	5,890	7,038
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2008, AMT, 6.00% 2020 (put 2013)	3,500	3,807
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	3,716
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,583
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.06% 20171	2,500	2,338
North Texas Tollway Auth., Dallas North Tollway System Rev. Bonds, Series 2005-C, 5.00% 2019	2,000	2,204
North Texas Tollway Auth., System Rev. Bonds, Series 2009-A, 5.00% 2013	1,000	1,072
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,409
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,780
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	9,850	11,179
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds, Series 2003, 5.00% 2010	1,000	1,004
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.00% 2017	1,000	1,182
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-A, 5.50% 2010	4,740	4,768
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2007, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,097
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Improvement Bonds,
Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2016	2,015	2,207
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2018	4,000	4,624
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,159
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2008-A, 5.50% 2015	2,000	2,362
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-D, 5.00% 2017	2,000	2,342
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014	1,485	1,706
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014 (escrowed to maturity)	15	17
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	3,000	3,531
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	985	1,032
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	50	52
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2016	1,000	1,095
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2017	1,000	1,093
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017	1,500	1,639
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.00% 2015	1,170	1,265
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.00% 2016	1,280	1,367
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 4.50% 2022	500	510
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2020	1,710	1,976
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	2,500	2,937
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,000	1,145
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2022	1,500	1,740
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2009-12, 5.00% 2020	3,000	3,476
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015	1,355	1,408
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2015	1,000	1,169
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2017	2,500	2,958
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2017	1,060	1,238
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,174
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,544
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2018	1,000	1,179
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2008-A, 5.25% 2019	2,000	2,401
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,892
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003,
National insured, 5.00% 2011 (escrowed to maturity)	3,715	3,906
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,750
		262,722

UTAH — 0.50%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	710	724
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	375	380
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	205	206
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	950	924
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1998 Issue D-2, AMT, 5.25% 2012	10	10
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-E-1, AMT, 5.25% 2012	10	10
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	4,000	4,593
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019	5,250	6,379
		13,226

VIRGINIA — 0.50%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,056
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	2,000	2,054
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2011	1,500	1,556
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,070
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2014	2,735	3,103
Public Building Auth., Public Facs. Rev. Bonds, Series 2008-B, 5.00% 2014	1,525	1,773
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-C, 5.00% 2015	1,750	2,063
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	755	787
		13,462

VIRGIN ISLANDS — 0.28%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,000	3,287
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	3,745	4,114
		7,401

WASHINGTON — 2.76%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999,
FGIC-National insured, 5.25% 2021	7,445	8,905
Public Utility Dist. No. 1 of Clark County, Electric System Rev. and Ref. Bonds, Series 2007,
FGIC-National insured, 5.00% 2017	2,000	2,287
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2007-C, 5.00% 2017	3,000	3,550
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2009-A, 5.25% 2018	3,000	3,623
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2010-A, 5.00% 2017	6,000	7,100
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series 1992-B and AT-7, 6.40% 2017	9,400	11,329
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2020	1,500	1,674
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	2,500	2,935
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty insured, 5.00% 2013	915	1,006
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2016	1,015	1,127
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2018	2,235	2,476
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2019	2,350	2,595
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,000	1,108
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds, Series 2008-A,
Assured Guaranty insured, 5.00% 2016	2,595	2,990
King County, Sewer Rev. Ref. Bonds, Series 1999-B, Assured Guaranty Municipal insured, 5.25% 2011	1,895	1,935
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2013	1,000	1,136
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,500	1,768
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2019	2,000	2,421
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2010-B, 5.00% 2021	2,000	2,349
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program - Phase III),
Series 2007, AMT, Assured Guaranty Municipal insured, 4.55% 2017	1,585	1,693
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2016	2,000	2,191
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,215
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B,
Assured Guaranty Municipal insured, 5.25% 2011	2,000	2,132
Snohomish County, Limited Tax G.O. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.00% 2014	1,115	1,298
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001, AMBAC insured, 5.25% 2011	1,650	1,744
		73,587

WISCONSIN — 1.29%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012 (escrowed to maturity)	3,000	3,285
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	550	592
Clean Water Rev. Ref. Bonds, Series 2004-2, National insured, 5.00% 2020	3,000	3,304
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,663
G.O. Bonds, Series 2008-D, 5.00% 2017	2,500	2,945
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,861
General Fund Annual Appropriation Bonds, Series 2009-A, 5.00% 2018	2,000	2,311
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System),
Series 2002, 6.00% 2016 (preref. 2012)	1,230	1,347
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-A, 5.25% 2017	2,000	2,228
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-B, 5.00% 2017	2,000	2,185
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Services, Inc. System), Series 2003-A, 5.00% 2012	2,065	2,151
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010	2,200	2,210
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,000	5,297
		34,379

MULTI-STATE — 0.25%
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)3	2,000	1,640
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)3	6,000	4,920
		6,560

Total bonds & notes (cost: $2,352,449,000)		2,471,686

	Principal amount	Value
Short-term securities — 7.58%	(000)	(000)

California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.25% 20311	$2,000	$2,000
California Educational Facs. Auth., Demand Rev. Bonds (University of San Francisco), Series 2005-B, 0.24% 20351	1,000	1,000
California Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-A, 0.25% 20361	900	900
California Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-B, 0.25% 20261	700	700
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (California Academy of Sciences,
San Francisco, California), Series 2008-F, 0.23% 20381	1,200	1,200
State of California, Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds),
Series 2009, 2.50% 10/1/2010	5,000	5,019
California Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2009-A, 0.18% 20261	1,690	1,690
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-4, 0.26% 20371	1,600	1,600
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-6, 0.26% 20251	1,500	1,500
Colorado Educational and Cultural Facs. Auth., Rev. Bonds (National Jewish Federation Bond Program),
Series A-1, 0.26% 20331	1,000	1,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-13, 0.28% 20381	1,930	1,930
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
0.26% 20351	1,300	1,300
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds (Nova Southeastern
University Project), Series 2008-A, 0.28% 20381	3,405	3,405
State of Florida, Electric System Rev. Bonds, Series 2008-C-2, 0.25% 20341	1,800	1,800
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2003-C, 0.25% 20331	780	780
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, 0.27% 20341	4,700	4,700
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Ref.),
Series 2007-C, 0.28% 20271	6,630	6,630
State of Florida, Lee Memorial Health System, Hospital Rev. Bonds, Series 2009-B, 0.27% 20331	2,840	2,840
State of Florida, Lee Memorial Health System, Hospital Rev. Bonds, Series A, 0.27% 20331	1,500	1,500
Florida Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds,
Series 2008-C, 0.27% 20351	1,100	1,100
State of Idaho, Tax Anticipation Notes, Series 2010, 2.00% 6/30/2011	6,000	6,093
Illinois Health Facs. Auth., Demand Rev. Bonds (Revolving Fund Pooled Fncg. Program), Series 1985-B, 0.25% 20201	6,800	6,800
Illinois Fin. Auth., Demand Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, 0.25% 20481	10,900	10,900
Illinois Fin. Auth., Demand Rev. Bonds (Provena Health), Series 2009-B, 0.25% 20441	3,000	3,000
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, 0.25% 20391	4,000	4,000
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-5, 0.25% 20401	2,900	2,900
Indiana Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-7, 0.22% 20331	3,500	3,500
Indiana Fin. Auth., Industrial Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2005, 0.25% 20351	3,000	3,000
County of Trimble, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds, Series 2008-A, 0.25% 20381	2,060	2,060
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project), Series 2008, 0.26% 20331	5,000	5,000
Commonwealth of Massachusetts, G.O. Demand Bonds, Consolidated Loan of 2006, Series B, 0.34% 20261	4,200	4,200
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series R, 0.17% 20491	3,300	3,300
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 0.22% 20301	1,900	1,900
Board of Trustees of Michigan State University, Series 2008-A, TECP, 0.19% 8/10/2010	5,000	5,000
City of Minneapolis and the Housing and Redev. Auth., Saint Paul, Minnesota, Health Care System Demand Rev.
Bonds (Allina Health System), Series 2009-B-1, 0.34% 20351	3,715	3,715
City of Minneapolis, Minnesota, G.O. Judgment Bonds, Series 2000, 0.30% 20181	1,795	1,795
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University),
Series 1996-C, 0.22% 20301	900	900
North Carolina Medical Care Commission, Health Care Facs. Rev. Bonds (Blue Ridge HealthCare System Project),
Series 2005-B, 0.25% 20361	800	800
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-A, 0.25% 20311	3,000	3,000
New Jersey Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2008-B, 0.23% 20361	2,000	2,000
Dormitory Auth. of the State of New York University of Rochester, Rev. Bonds, Series 2003-C, 0.24% 20331	6,070	6,070
Dormitory Auth. of the State of New York, Rev. Bonds (St. John’s University), Series 2008-B-1, 0.24% 20341	3,000	3,000
City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project),
Series 2005-B, 0.24% 20351	1,000	1,000
Tompkins County, New York, Industrial Dev. Agcy., Demand Civic Fac. Rev. Bonds (Cornell University Project),
Series 2002-A, 0.26% 20301	2,000	2,000
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.23% 20441	2,800	2,800
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2010-A, 2.00% 6/30/2011	13,000	13,209
State of Pennsylvania, Lancaster County Hospital Auth., Health System Rev. Bonds (Lancaster General Hospital Ref. Project),
Series of 2008, 0.32% 20411	3,400	3,400
State of Rhode Island and Providence Plantations, G.O. Tax Anticipation Notes, Fiscal Year 2011, 2.00% 6/30/2011	10,000	10,143
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 0.28% 20341	1,145	1,145
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds (Dallas Center for the
Performing Arts Foundation, Inc. Project), Series 2008-B, 0.25% 20411	1,800	1,800
Brazos River Harbor Navigation Dist. of Brazoria County, Texas, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project),
Series 2001-A, 0.35% 20211	3,000	3,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	20,000	20,039
State of Virginia, Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University
Real Estate Foundation Student Housing, LLC University Village Student Housing Project), Series 2008, 0.28% 20331	1,300	1,300
State of Washington, Housing Auth. of the County of King, Demand Housing Rev. Bonds (Landmark Apartments Project),
Series 2002, 0.27% 20421	3,315	3,315
Port of Tacoma, Washington, Subordinate Lien Rev. Bonds, Series 2008-B, 0.26% 20441	2,000	2,000
State of Wisconsin, Operating Notes of 2010, 2.00% 6/15/2011	10,000	10,143
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.17% 20201	1,100	1,100

Total short-term securities (cost: $201,871,000)		201,921

Total investment securities (cost: $2,554,320,000)		2,673,607
Other assets less liabilities		(8,294)

Net assets		$2,665,313

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2Step bond; coupon rate will increase at a later date.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,074,000, which represented .27% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-943-0910O-S25524

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Limited Term Tax-Exempt Bond Fund of America:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Limited Term Tax-Exempt Bond Fund of America (the "Fund") as of July 31, 2010, and for the year then ended and have issued our unqualified report thereon dated September 14, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the “Portfolio”) as of July 31, 2010 appearing in Item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
September 14, 2010

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: September 30, 2010